Key Management Personnel Compensation - Summary of Remuneration Paid to KMP of Company (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,457,899	$ 3,229,618	$ 2,514,689	$ 3,202,116
Post-employment benefits	20,997	56,853	45,092	144,594
Share-based compensation	4,006,327	3,484,966	2,228,316	12,118,927
Total KMP compensation	$ 5,485,223	$ 6,771,437	$ 4,788,097	$ 15,465,637